Seward & Kissel LLP
                               1200 G Street, N.W.
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                             Washington, D.C. 20005
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                                        November 5, 2004

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

       Re:      AllianceBernstein Cap Fund, Inc.
                (File Nos. 2-29901 and 811-01716)
                AllianceBernstein Global Research Growth Fund, Inc.
                (File Nos. 333-85164 and 811-21064)
                AllianceBernstein Global Small Cap Fund, Inc.
                (File Nos. 2-25364 and 811-01415)
                AllianceBernstein Greater China '97 Fund, Inc.
                (File Nos. 333-26229 and 811-08201)
                AllianceBernstein International Premier Growth Fund, Inc. (File Nos. 333-41375 and 811-08527)
                AllianceBernstein Mid-Cap Growth Fund, Inc.
                (File Nos. 2-10768 and 811-00204)
                AllianceBernstein New Europe Fund, Inc.
                (File Nos. 33-37848 and 811-06028)
                AllianceBernstein Premier Growth Fund, Inc.
                (File Nos. 33-49530 and 811-06730)
                AllianceBernstein Technology Fund, Inc.
                (File Nos. 2-70427 and 811-03131)
                AllianceBernstein Worldwide Privatization Fund, Inc. (File Nos. 33-76598 and 811-08426)
                The AllianceBernstein Portfolios
                (File Nos. 33-12988 and 811-05088)


Ladies and Gentlemen:

     On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on November 1, 2004 for each Fund.


                                        Sincerely,


                                        /s/ Nora L. Sheehan
                                        ---------------------
                                            Nora L. Sheehan

00250.0157 #523015